Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
J.P. Morgan Securities LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2026-B – Data Files Procedures

We have performed the procedures described below on the specified attributes in

(i)
an electronic data file entitled “SMB_2026-B_External_Unmasked_Upsize.xlsx” provided by the Bank on February 19, 2026, containing information on 82,173 student loans (the “Student Loans”) as of February 17, 2026 (the “Cutoff Date”) (the “Initial Data File”) and

(ii)
an electronic data file entitled “SMB_2026-B_External_Unmasked_v3.xlsx” provided by the Bank on February 27, 2026, containing information on 83,110 Student Loans as of the Cutoff Date (the “Data File,” together with the Initial Data File, the “Data Files”).

The Bank is responsible for the specified attributes identified by the Bank in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.

•	The term “Sources” means the following information provided by the Bank:

–	Branch Categorization Screen within the ATLAS System;

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are a part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

–
Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Loan Summary and Credit Bureau Report within the ENCORE System; and,

–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

The Sources were represented by the Bank to be copies of the original Sources or electronic records contained within the respective system. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Bank to perform are as follows:

A.
We randomly selected a sample of Student Loans from the Initial Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank, using a random sampling tool. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Initial Data File listed below in the Attributes column to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable, listed in the Sources/ Instructions column. The Bank indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Initial Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources / Instructions

Social Security Number	Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Credit Bureau Report, and Instructions.

Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s).

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen

Original Principal Balance	(i) “TLDSBAMT” field in the “OTHER” option on #HDI Screen, (ii) sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, (iii) “FINANCIAL INSTITUTION” field on #NM CC Screen, and (iv) Instructions

Attributes	Sources / Instructions

Current Principal Balance
(i)    “TOTAL ACCOUNT BALANCE” field or sum of “ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen, and total of all “ACCRUED INTEREST” amounts on #CSS Screen,

(ii)   “EFF-DT” field on #CPH Screen,

(iii)   total of all “LOAN DISBURSEMENT” amounts, all “FORBEARANCE PAYMENT” amounts, and all “PAYMENT REVERSAL” amounts on #CDS Screen,

(iv)  accrued interest recomputed using “INT_RT” field on #EDH Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen, Loan Summary from the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen,

(v)   "CUR BAL" field on #BS Screen, and

(vi)   Instructions

Loan Type	“#14” field on #NM CC Screen

Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions

Current Status End Date
(i)    “CURR LOAN STAT,” “CURR:GRAD/SEP DT,” “RPMT BEGIN DT,” “MATURITY DT” fields on #EDH Screen,

(ii)   “CYCLE DATE,” “DRAW PERIOD END DATE” fields on #CSS Screen,

(iii)  “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,

(iv)  notation of status change on #CIS Screen or #EDH Screen, and

(v)   Instructions

Remaining Term	(i) “CURR LOAN STAT” field on #EDH Screen, (ii) “MISC FIELD 2” field on #BS3 Screen, (iii) “#9” field on #NM CC Screen, (iv) “CYCLE DATE” field on #CSS Screen, (v) “MATURITY DT” field on #EDH Screen,

Attributes	Sources / Instructions

(vi) “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen, (vii) “DUE DATE” field on #CSS Screen, and (viii) Instructions

Repayment Schedule Type	(i) “MISC FIELD 2” field on #BS3 Screen, (ii) “CYCLE DATE” field on #CSS Screen, (iii) “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and (iv) Instructions

Interest Rate
(i)    “INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen,

(ii)   “DAYS1” field on #ED2 Screen,

(iii)  “CYCLE DATE” field on #CSS Screen,

(iv)  “PER DAY INTEREST” field on #CPO Screen,

(v)   “ACCOUNT BALANCE” field on #CSS Screen,

(vi)  “VAR CASH SET1” field on #CP2 Screen,

(vii) “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen,

(viii) “DDD_RATE” field on #HDI Screen, and

(ix)   Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen

School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions

State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen

Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen

Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen

We found such information to be in agreement without exception.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources. Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 82,173 Student Loans does not exceed 5.0%, assuming an expected error rate of 3.00%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

C.
As a result of the increase of 937 Student Loans from the Initial Data File to the Data File, we were instructed by the Bank to randomly select 5 additional Student Loans from the 937 Student Loans in the Data File, using a random sampling tool. We compared the Initial Data File to the Data File and found that the 361 Selected Student Loans remained in the Data File. The 361 Selected Student Loans together with the 5 additional Student Loans constitute the “Final Selected Student Loans.” We reperformed Procedure B on the Final Selected Student Loans in the Data File. A listing of the Final Selected Student Loans is attached hereto as Exhibit A.

We found such information to be in agreement without exception.

The information regarding the Final Selected Student Loans was found to be in agreement with the respective information contained in the Sources. Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 83,110 Student Loans does not exceed 5.0%, assuming an expected error rate of 3.00%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Bank to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Bank and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Bank, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
March 16, 2026

Exhibit A
The Selected Student Loans/ Final Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

1	2026B001	51	2026B051	101	2026B101	151	2026B151
2	2026B002	52	2026B052	102	2026B102	152	2026B152
3	2026B003	53	2026B053	103	2026B103	153	2026B153
4	2026B004	54	2026B054	104	2026B104	154	2026B154
5	2026B005	55	2026B055	105	2026B105	155	2026B155
6	2026B006	56	2026B056	106	2026B106	156	2026B156
7	2026B007	57	2026B057	107	2026B107	157	2026B157
8	2026B008	58	2026B058	108	2026B108	158	2026B158
9	2026B009	59	2026B059	109	2026B109	159	2026B159
10	2026B010	60	2026B060	110	2026B110	160	2026B160
11	2026B011	61	2026B061	111	2026B111	161	2026B161
12	2026B012	62	2026B062	112	2026B112	162	2026B162
13	2026B013	63	2026B063	113	2026B113	163	2026B163
14	2026B014	64	2026B064	114	2026B114	164	2026B164
15	2026B015	65	2026B065	115	2026B115	165	2026B165
16	2026B016	66	2026B066	116	2026B116	166	2026B166
17	2026B017	67	2026B067	117	2026B117	167	2026B167
18	2026B018	68	2026B068	118	2026B118	168	2026B168
19	2026B019	69	2026B069	119	2026B119	169	2026B169
20	2026B020	70	2026B070	120	2026B120	170	2026B170
21	2026B021	71	2026B071	121	2026B121	171	2026B171
22	2026B022	72	2026B072	122	2026B122	172	2026B172
23	2026B023	73	2026B073	123	2026B123	173	2026B173
24	2026B024	74	2026B074	124	2026B124	174	2026B174
25	2026B025	75	2026B075	125	2026B125	175	2026B175
26	2026B026	76	2026B076	126	2026B126	176	2026B176
27	2026B027	77	2026B077	127	2026B127	177	2026B177
28	2026B028	78	2026B078	128	2026B128	178	2026B178
29	2026B029	79	2026B079	129	2026B129	179	2026B179
30	2026B030	80	2026B080	130	2026B130	180	2026B180
31	2026B031	81	2026B081	131	2026B131	181	2026B181
32	2026B032	82	2026B082	132	2026B132	182	2026B182
33	2026B033	83	2026B083	133	2026B133	183	2026B183
34	2026B034	84	2026B084	134	2026B134	184	2026B184
35	2026B035	85	2026B085	135	2026B135	185	2026B185
36	2026B036	86	2026B086	136	2026B136	186	2026B186
37	2026B037	87	2026B087	137	2026B137	187	2026B187
38	2026B038	88	2026B088	138	2026B138	188	2026B188
39	2026B039	89	2026B089	139	2026B139	189	2026B189
40	2026B040	90	2026B090	140	2026B140	190	2026B190
41	2026B041	91	2026B091	141	2026B141	191	2026B191
42	2026B042	92	2026B092	142	2026B142	192	2026B192
43	2026B043	93	2026B093	143	2026B143	193	2026B193
44	2026B044	94	2026B094	144	2026B144	194	2026B194
45	2026B045	95	2026B095	145	2026B145	195	2026B195
46	2026B046	96	2026B096	146	2026B146	196	2026B196
47	2026B047	97	2026B097	147	2026B147	197	2026B197
48	2026B048	98	2026B098	148	2026B148	198	2026B198
49	2026B049	99	2026B099	149	2026B149	199	2026B199
50	2026B050	100	2026B100	150	2026B150	200	2026B200

Exhibit A
The Selected Student Loans/ Final Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

201	2026B201	242	2026B242	283	2026B283	324	2026B324
202	2026B202	243	2026B243	284	2026B284	325	2026B325
203	2026B203	244	2026B244	285	2026B285	326	2026B326
204	2026B204	245	2026B245	286	2026B286	327	2026B327
205	2026B205	246	2026B246	287	2026B287	328	2026B328
206	2026B206	247	2026B247	288	2026B288	329	2026B329
207	2026B207	248	2026B248	289	2026B289	330	2026B330
208	2026B208	249	2026B249	290	2026B290	331	2026B331
209	2026B209	250	2026B250	291	2026B291	332	2026B332
210	2026B210	251	2026B251	292	2026B292	333	2026B333
211	2026B211	252	2026B252	293	2026B293	334	2026B334
212	2026B212	253	2026B253	294	2026B294	335	2026B335
213	2026B213	254	2026B254	295	2026B295	336	2026B336
214	2026B214	255	2026B255	296	2026B296	337	2026B337
215	2026B215	256	2026B256	297	2026B297	338	2026B338
216	2026B216	257	2026B257	298	2026B298	339	2026B339
217	2026B217	258	2026B258	299	2026B299	340	2026B340
218	2026B218	259	2026B259	300	2026B300	341	2026B341
219	2026B219	260	2026B260	301	2026B301	342	2026B342
220	2026B220	261	2026B261	302	2026B302	343	2026B343
221	2026B221	262	2026B262	303	2026B303	344	2026B344
222	2026B222	263	2026B263	304	2026B304	345	2026B345
223	2026B223	264	2026B264	305	2026B305	346	2026B346
224	2026B224	265	2026B265	306	2026B306	347	2026B347
225	2026B225	266	2026B266	307	2026B307	348	2026B348
226	2026B226	267	2026B267	308	2026B308	349	2026B349
227	2026B227	268	2026B268	309	2026B309	350	2026B350
228	2026B228	269	2026B269	310	2026B310	351	2026B351
229	2026B229	270	2026B270	311	2026B311	352	2026B352
230	2026B230	271	2026B271	312	2026B312	353	2026B353
231	2026B231	272	2026B272	313	2026B313	354	2026B354
232	2026B232	273	2026B273	314	2026B314	355	2026B355
233	2026B233	274	2026B274	315	2026B315	356	2026B356
234	2026B234	275	2026B275	316	2026B316	357	2026B357
235	2026B235	276	2026B276	317	2026B317	358	2026B358
236	2026B236	277	2026B277	318	2026B318	359	2026B359
237	2026B237	278	2026B278	319	2026B319	360	2026B360
238	2026B238	279	2026B278	320	2026B320	361	2026B361
239	2026B239	280	2026B280	321	2026B321	362*	2026B362
240	2026B240	281	2026B281	322	2026B322	363*	2026B363
241	2026B241	282	2026B282	323	2026B323	364*	2026B364
						365*	2026B365
						366*	2026B366

Note: The Bank has assigned a unique Student Loan number to each Student Loan in the Data Files. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Number.
(*) 5 Additional Student Loans, together with 361 Selected Student Loans constitute the Final Selected Student Loans.

Exhibit B
Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note
a)    Compare the Social Security Number in the “Borrower SSN” field in the Data Files to the Social Security Number on the Promissory Note,

b)    Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data Files to the Loan Amount on the Promissory Note, and

c)    Observe Signature(s) on the Promissory Note.

In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data Files, locate the Final Disclosure correspondence, the Counter Offer Modification Notification, or the Agreement to Increase the Total Loan Amount within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note signed by either the borrowers or coborrowers.

In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrower SSN” field in the Data Files, locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data Files.

In the event the Promissory Note for a Selected Student Loan/Final Selected Student Loan was not available, the Bank instructed us to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans/Final Selected Student Loans.

Original Principal Balance
Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data Files to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen. In the event the Original Principal Balance in the Data Files did not agree, compare as follows:

a)    For Selected Student Loans/Final Selected Student Loans originated after July 2013, compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or

b)    For Selected Student Loans/Final Selected Student Loans originated in or prior to July 2013, compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

Current Principal Balance
Compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data Files to the “ACCOUNT BALANCE” field on the #CSS Screen, or the "CUR BAL" field on the #BS Screen. In the event the information did not agree, recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

Attribute	Instructions

a)    Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was (i) a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date or (ii) any “PAYMENT REVERSAL” amounts on the #CDS Screen;

1)    If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 365 or 366 (i.e., the total number of days in the given calendar year of the payment made per a (i)); and,

2)    In case of a (i), add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.

In case of a (ii), minus the recomputed accrued interest from procedure (1), as applicable, from the “PAYMENT REVERSAL” amounts on the #CDS Screen to arrive at the principal portion of the amount, and subtract the result from the “ACCOUNT BALANCE” field on the #CSS Screen.

b)    In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, compare the “Outstanding Principal Amount” field in the Data Files to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen;

c)    In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, compare the “Outstanding Principal Amount” field in the Data Files to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen;

d)    In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, compare the “Outstanding Principal Amount” field in the Data Files to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen;

Attribute	Instructions

e)    In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, compare the “Outstanding Principal Amount” field in the Data Files to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date;

f)     In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, compare the “Outstanding Principal Amount” field in the Data Files to the sum of the ending balances in the “CASH ADB 1&2” field and the “MRCH ADB 1&2” field on the #ED2 Screen; or,

g)    In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, recompute the “Current Principal Balance” as follows:

1)    Recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the most recent payment date and prior payment date indicated on the #CSS Screen, and a denominator of 365 or 366 (i.e., the total number of days in the calendar year of the most recent payment date per g (1)(iii));

2)    Subtract the Unpaid Interest & Fees stated in the Loan Summary from the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen;

3)    Subtract the recomputed accrued interest from procedure (1) from the remaining payment amount, if any; and,

4)    Subtract any remaining payment amount from the account balance stated in the “ACCOUNT BALANCE” field on the #CSS Screen.

Loan Status
(a)   Compare Loan Status in the “Payment Loan Status” field in the Data Files as follows:

a)    If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) or blank, and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP,” “GRPM” or “F***,” the Loan Status was “In-Repayment”;

b)    If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

c)    Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen.

In the event the Loan Status did not agree, identify a notation of status change on the #CIS Screen. If the status changed after the Cutoff Date, and the notation of the previous draw period on #CIS Screen was (1) before the Cutoff Date, the Loan Status

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was “GRCE” as of the Cutoff Date; or (2) after the Cutoff Date, the Loan Status was “SCHL” as of the Cutoff Date.
Current Status End Date
Recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:

a)    If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

b)    If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen, or the date 6 months after the “DRAW PERIOD END DATE” field on the #CSS Screen;

c)     If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,”

1)    If the Start Date of the Method Override on the #EDH Screen was before the Cutoff Date, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;

2)    If the Start Date of the Method Override on the #EDH Screen was after the Cutoff Date, recompute the Current Status End Date as the first cycle date after the Cutoff Date;

d)    If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen; or,

e)    In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data Files, calculate the Recomputed Current Status End Date as follows:

1)    Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

2)    If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

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Remaining Term
Compare Remaining Term to the “Total Repayment Term” field in the Data Files or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)     If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;

b)    If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;

c)    Otherwise,

1)    recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;

2)    If the Cutoff Date is after the current due date indicated in the “DUE DATE” field on the #CSS Screen, minus 1 from the result from step (c1) above.

(b)   In the event the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” adding to the result from step (a), (b), or (c) above to the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

Repayment Schedule Type
Compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data Files as follows:

a)    If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

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b)    If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”

c)    If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”

d)    If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”

e)    If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”

f)     If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”

g)    If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” or,

h)    If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

Interest Rate
Compare the Interest Rate in the “Net Interest Rate” field in the Data Files to the “INT RT” field on the #EDH Screen.

In the event the Interest Rate did not agree, recompute Interest Rate (“Recomputed Interest Rate”) as follows:

a)    Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;

b)    If the Cutoff Date was within the range between the loan’s cycle date and the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data Files to the “INT 1%” field on the #ED2 Screen;

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c)    If the Cutoff Date was after the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data Files to the “INT 2%” field on the #ED2 Screen;

d)    In the event the Interest Rate calculated in step (b) or (c) did not agree, recompute the Interest Rate as follows:

1)    divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10;

2)    add 0.0000099 and truncate to five decimals;

3)    multiply by 365 or 366 (i.e., the total number of days in the calendar year of the Cutoff Date), and,

4)    round the value to the nearest 0.125 percent;

e)    In the event the Interest Rate calculated in step (d) did not agree, recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen; or,

f)     In the event the Interest Rate calculated in step (e) did not agree, recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)
Input the School Code in the “Current School ID” field in the Data Files into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, consider School Types 1 and 2 as follows:

a)    If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “4 year;”

b)    If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “2 year;”

c)    If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “Trade School;”

d)    If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV”

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 field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”

e)    If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit;”

f)     If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;” or,

g)    If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit;”

Compare the School Types 1 and 2 (School Type and Title IV) in the “School Type” field and “School Title IV Eligibility Code” field in the Data Files, respectively, to the corresponding information derived based on the instructions above.